UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06603

Performance Funds Trust
(Exact name of registrant as specified in charter)
3435 Stelzer Road, Columbus, Ohio 43219

(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-737-3676

Date of fiscal year end:	5/31

Date of reporting period:	8/31/2012

Item 1. Schedule of Investments.

Performance Funds Trust

The Money Market Fund

Schedule of Portfolio Investments

August 31, 2012

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities — 56.9%
Federal Farm Credit Bank—4.5%
$22,500,000	0.19%*, 6/20/13, Series 1	$22,498,190

Federal Home Loan Bank—26.6%
19,000,000	0.11%†, 9/7/12	18,999,652
45,000,000	0.11%†, 9/19/12	44,997,625
45,000,000	0.12%†, 9/21/12	44,997,056
25,000,000	0.11%†, 10/19/12	24,996,333
		133,990,666

Federal National Mortgage Association—25.8%
30,000,000	0.10%†, 9/4/12	29,999,750
30,000,000	0.09%†, 9/28/12	29,997,975
70,000,000	0.08%†, 10/1/12	69,995,208
		129,992,933
Total U.S. Government Agency Securities		286,481,789

Commercial Paper — 20.1%
Consumer Staples — 12.1%
22,500,000	Coca-Cola Company, 0.20%†, 10/23/12	22,493,500
20,000,000	PepsiCo, Inc., 0.11%†, 9/10/12	19,999,450
18,800,000	Procter & Gamble Company, 0.14%†, 11/13/12	18,794,663
		61,287,613
Health Care — 4.0%
20,000,000	Abbott Laboratories, 0.11%†, 10/1/12	19,998,167

Industrials — 4.0%
20,000,000	General Electric Company, 0.16%†, 9/27/12	19,997,689

Total Commercial Paper		101,283,469

U.S. Treasury Obligations — 13.9%
U.S. Treasury Bills—13.9%
30,000,000	0.08%†, 9/27/12	29,998,266
30,000,000	0.07%†, 10/4/12	29,998,075
10,000,000	0.10%†, 11/8/12	9,998,111
Total U.S. Treasury Obligations		69,994,452

Repurchase Agreements — 9.1%
45,987,578	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.17%, 9/4/12, purchased on 8/31/12, with a maturity value of $45,988,447 (fully collateralized by U.S. Treasury Notes, 1.25% due 2/15/14, with a value of $46,926,098)	45,987,578

Total Repurchase Agreements		45,987,578

Total Investments(Amortized Cost $503,747,288) (a) — 100.0%		503,747,288

Liabilities in excess of other assets — 0.0%		(27,958)

NET ASSETS — 100.0%		$503,719,330

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
*	Variable or Floating Rate Security. Rate disclosed is as of August 31, 2012.
†	Discount Notes. Rate represents effective yield at August 31, 2012.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust

The U.S. Treasury Money Market Fund

Schedule of Portfolio Investments

August 31, 2012

(Unaudited)

Shares/
Principal
Amount	Security Description	Value
U.S. Treasury Obligations—100.0%
U.S. Treasury Bills—100.0%
$43,000,000	0.08%†, 9/13/12	$42,998,860
53,000,000	0.07%†, 9/27/12	52,997,638
5,000,000	0.10%†, 11/8/12	4,999,056

Total U.S. Treasury Obligations		100,995,554

Investment Companies—0.0%
17,808	Federated U.S. Treasury Cash Reserve Fund, 0.00%(a)	17,808

Total Investment Companies		17,808

Total Investments(Amortized Cost $101,013,362) (b) — 100.0%		101,013,362

Liabilities in excess of other assets — 0.0%		(4,107)

NET ASSETS — 100.0%		$101,009,255

(a)	Rate reflects the 7 day effective yield at August 31, 2012.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.
†	Discount Notes. Rate represents effective yield at August 31, 2012.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust

The Short Term Government Income Fund

Schedule of Portfolio Investments

August 31, 2012

(Unaudited)

Shares/ Principal Amount	Security Description	Value
U.S. Government Agency Securities — 78.7%
Federal Farm Credit Bank—9.7%
$7,000,000	0.73%, 7/26/16	$7,002,989
Federal Home Loan Bank—12.4%
4,000,000	5.00%, 9/14/12	4,007,017
5,000,000	1.63%, 9/26/12	5,004,818
		9,011,835
Federal Home Loan Mortgage Corporation—24.8%
3,000,000	0.12%†, 9/10/12	2,999,900
5,000,000	0.57%, 3/5/15	5,025,190
4,000,000	1.15%, 10/19/15	4,003,492
3,000,000	1.25%, 11/16/15	3,004,758
3,000,000	1.00%, 9/6/16	3,032,520
		18,065,860
Federal National Mortgage Association—31.8%
5,000,000	1.13%, 9/17/13	5,042,970
5,000,000	0.85%, 10/24/14	5,003,805
5,000,000	1.10%, 4/29/15	5,005,430
5,000,000	1.00%, 5/21/15	5,006,485
3,000,000	1.00%, 9/14/15	3,000,579
		23,059,269

Total U.S. Government Agency Securities		57,139,953

U.S. Treasury Obligations — 13.7%
U.S. Treasury Notes—13.7%
10,000,000	0.13%, 7/31/14	9,980,470

Total U.S. Treasury Obligations		9,980,470

Corporate Bonds — 5.8%
Financials — 4.3%
1,495,000	MetLife Global Funding I, 5.13%, 4/10/13(a)	1,535,381
1,475,000	Wachovia Corporation, 5.70%, 8/1/13	1,544,175

		3,079,556
Industrials — 1.5%
1,100,000	General Electric Capital Corporation, 5.25%, 10/19/12	1,106,944

Total Corporate Bonds		4,186,500

Investment Companies — 1.4%
1,006,459	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	1,006,459

Total Investment Companies		1,006,459

Total Investments(Cost $72,011,024) — 99.6%		72,313,382

Other assets in excess of liabilities — 0.4%		270,593

NET ASSETS — 100.0%		$72,583,975

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2012, all such securities in total represented 2.1% of net assets.
(b)	Rate reflects the 7 day effective yield at August 31, 2012.
(c)	Investment in affiliate.
†	Discount Notes. Rate represents effective yield at August 31, 2012.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust

The Intermediate Term Income Fund

Schedule of Portfolio Investments

August 31, 2012

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities — 54.3%
Federal Farm Credit Bank—5.2%
$1,000,000	5.30%, 10/25/17	$1,224,701
2,000,000	5.30%, 4/6/20	2,543,290
		3,767,991
Federal Home Loan Bank—16.7%
500,000	1.05%, 2/23/17	500,013
500,000	1.10%, 12/22/16	509,698
4,500,000	1.38%, 12/11/15	4,637,920
500,000	1.75%, 12/14/12	502,165
2,500,000	2.25%, 9/8/17	2,669,405
2,000,000	5.25%, 6/18/14	2,178,986
1,000,000	5.38%, 5/15/19	1,267,328
		12,265,515
Federal Home Loan Mortgage Corporation—9.3%
2,000,000	5.00%, 4/15/34, Series 2780 TG	2,304,698
1,000,000	5.00%, 5/15/34, Series 2922 QE	1,079,247
2,000,000	5.00%, 2/15/36, Series 3113 QE	2,289,618
1,000,000	5.50%, 7/18/16	1,189,353
		6,862,916
Federal National Mortgage Association—5.8%
715,102	4.00%, 11/25/18, Series 2003-112 AN	755,571
1,000,000	5.00%, 4/15/15	1,120,403
2,000,000	5.50%, 12/25/34, Series 2004-96 QD	2,369,114
66,450	7.00%, 4/1/20, Pool #253299	75,146
24,779	7.50%, 9/1/29, Pool #252717	30,309
		4,350,543
Government National Mortgage Association—12.4%
3,800,000	5.00%, 2/16/34, Series 2004-11 QG	4,527,240
2,000,000	5.50%, 3/20/34, Series 2004-27 QD	2,235,442
1,993,235	5.50%, 8/15/35, Pool #644568	2,226,848
78,727	7.00%, 10/15/29, Pool #510559	94,605
28,830	7.50%, 10/15/29, Pool #510534	35,271
90,525	8.00%, 2/15/30, Pool #529127	96,608
891	9.00%, 3/15/20, Pool #271741	1,022
		9,217,036
Tennessee Valley Authority—4.9%
3,500,000	6.00%, 3/15/13	3,606,956

Total U.S. Government Agency Securities		40,070,957

U.S. Treasury Obligations — 18.8%
U.S. Treasury Bonds—6.2%
2,500,000	3.50%, 2/15/39	2,946,875
1,200,000	4.25%, 5/15/39	1,595,063
		4,541,938
U.S. Treasury Notes—11.9%
4,850,000	1.13%, 12/15/12	4,863,260
500,000	2.00%, 2/15/22	522,969
500,000	4.13%, 5/15/15	551,484
500,000	4.50%, 5/15/17	591,289
1,000,000	4.75%, 5/15/14	1,076,445
1,000,000	5.13%, 5/15/16	1,173,438
		8,778,885
U.S. Treasury Strips—0.7%
250,000	2.28%, 11/15/22(a)	211,090
300,000	5.05%, 11/15/26(a)	218,819
250,000	5.15%, 11/15/41(a)	108,848
		538,757

Total U.S. Treasury Obligations		13,859,580

Corporate Bonds — 25.4%
Consumer Staples — 1.1%
250,000	Kimberly-Clark Corporation, 6.88%, 2/15/14	271,429
500,000	The Procter & Gamble Company, 2.30%, 2/6/22	512,293
		783,722
Energy — 1.5%
500,000	Shell International Finance BV, 4.30%, 9/22/19	584,440
500,000	Sunoco, Inc., 5.75%, 1/15/17	554,986
		1,139,426
Financials — 14.2%
500,000	American Express Company, 7.00%, 3/19/18	634,418
500,000	Bank of America Corporation, 5.49%, 3/15/19	529,685
500,000	Bankers Trust Corporation, 7.50%, 11/15/15	548,089
500,000	Barclays Bank, 5.13%, 1/8/20	539,996
500,000	Citigroup, Inc., 5.00%, 9/15/14	523,035
500,000	Credit Suisse, 5.40%, 1/14/20	538,192
500,000	Goldman Sachs Group, Inc., 5.25%, 7/27/21	531,654
500,000	Goldman Sachs Group, Inc., 5.63%, 1/15/17	541,822
500,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	568,511
500,000	ITT Hartford Corporation, 7.30%, 11/1/15	569,155
500,000	John Deere Capital Corporation, 2.75%, 3/15/22	517,324
500,000	JPMorgan Chase & Company, 4.25%, 10/15/20	549,890
500,000	JPMorgan Chase & Company, 6.00%, 1/15/18	597,312
500,000	MetLife, Inc., 6.82%, 8/15/18	625,190
500,000	Morgan Stanley, 4.75%, 4/1/14	514,642
500,000	Morgan Stanley, 5.50%, 7/28/21	512,621
500,000	Morgan Stanley, 6.63%, 4/1/18	552,171
500,000	Prudential Financial, Inc., 6.20%, 1/15/15	552,053
500,000	SunTrust Banks, Inc., 6.00%, 2/15/26	520,519
		10,466,279
Industrials — 4.0%
500,000	Caterpillar Financial Services Corporation, 6.13%, 2/17/14	540,064
500,000	General Electric Capital Corporation, 5.50%, 1/8/20	591,818
350,000	General Electric Capital Corporation, 5.50%, 3/15/23	396,215
500,000	General Electric Capital Corporation, 6.75%, 3/15/32	649,221

See notes to Schedule of Portfolio Investments.

Performance Funds Trust

The Intermediate Term Income Fund

Schedule of Portfolio Investments (continued)

August 31, 2012

(Unaudited)

Shares/ Principal Amount	Security Description	Value
Corporate Bonds— (continued)
Industrials— (continued)
$650,000	General Electric Capital Corporation, 6.90%, 9/15/15	$751,059
		2,928,377
Information Technology — 1.4%
500,000	Hewlett-Packard Company, 4.05%, 9/15/22	487,832
500,000	Motorola, Inc., 6.00%, 11/15/17	585,060
		1,072,892
Materials — 1.5%
500,000	Alcoa, Inc., 5.87%, 2/23/22	530,071
500,000	Dow Chemical Company, 4.25%, 11/15/20	550,341
		1,080,412
Telecommunication Services — 1.2%
500,000	AT&T, Inc., 5.60%, 5/15/18	613,385
296,000	Pacific Bell Telephone, 6.63%, 10/15/34	313,396
		926,781
Utilities — 0.5%
250,000	Northern States Power Company, 7.13%, 7/1/25	358,665

Total Corporate Bonds		18,756,554

Investment Companies — 0.8%
600,725	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	600,725

Total Investment Companies		600,725

Total Investments(Cost $64,525,034) — 99.3%		73,287,816

Other assets in excess of liabilities — 0.7%		483,468

NET ASSETS — 100.0%		$73,771,284

(a)	Rate reflects the effective yield at purchase. Principal only security.
(b)	Rate reflects the 7 day effective yield at August 31, 2012.
(c)	Investment in affiliate.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust

The Strategic Dividend Fund

Schedule of Portfolio Investments

August 31, 2012

(Unaudited)

Shares	Security Description	Value
Common Stocks — 87.2%
Consumer Discretionary — 5.2%
9,795	McDonald's Corporation	$876,555
32,550	National CineMedia, Inc.	471,975
19,710	The Home Depot, Inc.	1,118,542
		2,467,072
Consumer Staples — 11.2%
26,460	Altria Group, Inc.	898,582
18,050	Archer-Daniels-Midland Company	482,838
10,200	Kimberly-Clark Corporation	852,720
23,468	Kraft Foods, Inc.	974,626
9,360	Procter & Gamble Company	628,898
11,700	The Coca-Cola Company	437,580
6,155	The J.M. Smucker Company	522,990
6,650	Wal-Mart Stores, Inc.	482,790
		5,281,024
Energy — 21.9%
11,796	Baker Hughes, Inc.	537,898
3,245	CARBO Ceramics, Inc.	228,383
6,245	Chevron Corporation	700,439
2,065	CNOOC, Ltd. ADR	391,111
10,170	ConocoPhillips	577,554
10,683	Duke Energy Corporation	692,045
9,375	Ensco PLC, Class A	537,844
24,455	Enterprise Products Partners, LP	1,305,897
23,010	Halliburton Company	753,808
13,540	Kinder Morgan Energy Partners, LP	1,120,706
15,475	National-Oilwell Varco, Inc.	1,219,430
7,730	Occidental Petroleum Corporation	657,127
12,840	Peabody Energy Corporation	277,729
5,085	Phillips 66	213,570
21,720	San Juan Basin Royalty Trust	295,826
10,970	Schlumberger, Ltd.	794,008
		10,303,375
Financials — 5.4%
17,140	HCP, Inc.	786,040
9,260	IBERIABANK Corporation	434,387
33,420	People's United Financial, Inc.	400,037
9,600	Plum Creek Timber Company, Inc.	392,928
13,920	The Allstate Corporation	518,938
		2,532,330
Health Care — 6.0%
11,455	Abbott Laboratories	750,761
23,555	Bristol-Myers Squibb Company	777,550
7,770	Johnson & Johnson	523,931
32,670	Pfizer, Inc.	779,506
		2,831,748
Industrials — 13.7%
8,410	3M Company	778,766
10,740	Caterpillar, Inc.	916,444
19,330	Emerson Electric Company	980,418
5,620	Fluor Corporation	289,430
18,800	Iron Mountain, Inc.	616,640
9,430	Joy Global, Inc.	503,373
9,770	Union Pacific Corporation	1,186,469
7,980	United Technologies Corporation	637,203
15,000	Waste Management, Inc.	518,700
		6,427,443
Information Technology — 3.9%
15,150	Linear Technology Corporation	500,329
10,000	Microchip Technology, Inc.	347,500
31,500	Microsoft Corporation	970,830
		1,818,659
Materials — 4.9%
17,130	E.I. du Pont de Nemours and Company	852,218
10,370	Monsanto Company	903,331
18,640	The Dow Chemical Company	546,338
		2,301,887
Telecommunication Services — 3.4%
20,820	AT&T, Inc.	762,845
19,580	Verizon Communications, Inc.	840,765
		1,603,610
Utilities — 11.6%
40,000	CenterPoint Energy, Inc.	815,600
15,820	Dominion Resources, Inc.	830,233
37,800	NiSource, Inc.	920,052
18,355	OGE Energy Corporation	992,088
27,000	ONEOK, Inc.	1,202,310
15,490	Southern Company	702,162
		5,462,445
Total Common Stocks		41,029,593

Investment Companies — 12.7%
18,547	John Hancock Bank and Thrift Opportunity Fund	318,452
4,662,447	Performance Money Market Fund, Institutional Class, 0.03%(a)(b)	4,662,447
50,890	Pimco Corporate Opportunity Fund	1,022,380

Total Investment Companies		6,003,279

Total Investments(Cost $40,361,924) — 99.9%		47,032,872

Other assets in excess of liabilities — 0.1%		41,913

NET ASSETS — 100.0%		$47,074,785

(a)	Investment in affiliate. Represents 9.9% of the net assets as of August 31, 2012.
(b)	Rate reflects the 7 day effective yield at August 31, 2012.
ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Liability Co.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust

The Large Cap Equity Fund

Schedule of Portfolio Investments

August 31, 2012

(Unaudited)

Shares	Security Description	Value
Common Stocks — 96.9%
Consumer Discretionary— 15.8%
1,000	Amazon.com, Inc.(a)	$248,230
8,000	Bed Bath & Beyond, Inc.(a)	537,360
7,000	CBS Corporation, Class B	254,380
31,000	Comcast Corporation, Class A	1,039,430
9,000	D.R. Horton, Inc.	170,910
3,000	Darden Restaurants, Inc.	155,850
12,000	DIRECTV, Inc.	625,080
3,000	Discovery Communications, Inc., Class A(a)	164,520
4,000	Expedia, Inc.	205,440
3,000	Family Dollar Stores, Inc.	190,920
3,000	Genuine Parts Company	189,480
7,000	Limited Brands, Inc.	340,200
6,000	Macy's, Inc.	241,860
5,000	Mattel, Inc.	175,700
2,000	McDonald's Corporation	178,980
29,000	News Corporation, Class A	678,310
3,000	NIKE, Inc., Class B	292,080
3,000	Ross Stores, Inc.	207,570
7,000	Target Corporation	448,630
6,000	The Gap, Inc.	214,920
12,000	The Home Depot, Inc.	681,000
6,000	The McGraw-Hill Companies, Inc.	307,200
17,000	The Walt Disney Company	840,990
2,500	Time Warner Cable, Inc.	222,050
10,000	Time Warner, Inc.	415,500
8,000	TJX Companies, Inc.	366,320
1,200	VF Corporation	183,216
6,000	Viacom, Inc., Class B	300,060
5,000	Yum! Brands, Inc.	318,600
		10,194,786
Consumer Staples— 10.7%
3,000	Brown-Forman Corporation, Class B	192,300
5,000	Colgate-Palmolive Company	531,550
14,000	CVS Caremark Corporation	637,700
4,500	H.J. Heinz Company	250,740
4,000	Kimberly-Clark Corporation	334,400
16,000	Kraft Foods, Inc.	664,480
3,000	McCormick & Company, Inc.	184,320
8,000	PepsiCo, Inc.	579,440
8,000	Procter & Gamble Company	537,520
36,000	The Coca-Cola Company	1,346,400
3,000	The Hershey Company	215,460
3,000	The J.M. Smucker Company	254,910
14,000	Wal-Mart Stores, Inc.	1,016,400
2,000	Whole Foods Market, Inc.	193,500
		6,939,120
Energy— 9.6%
11,000	Chevron Corporation	1,233,760
14,000	ConocoPhillips	795,060
5,333	Duke Energy Corporation	345,471
23,500	Exxon Mobil Corporation	2,051,550
8,000	Marathon Oil Corporation	222,560
4,000	Marathon Petroleum Corporation	207,000
5,000	National-Oilwell Varco, Inc.	394,000
7,000	Occidental Petroleum Corporation	595,070
6,000	The Williams Companies, Inc.	193,620
6,000	Valero Energy Corporation	187,560
		6,225,651
Financials— 11.8%
6,000	Ace, Ltd.	442,380
12,000	American Express Company	699,600
8,000	BB&T Corporation	252,320
5,000	Berkshire Hathaway, Inc., Class B(a)	421,700
6,000	Capital One Financial Corporation	339,180
5,000	Chubb Corporation	369,450
10,000	Discovery Financial Services	387,300
11,000	Fifth Third Bancorp	166,540
1,300	Goldman Sachs Group, Inc.	137,436
8,000	HCP, Inc.	366,880
9,000	JPMorgan Chase & Company	334,260
4,000	PNC Financial Services Group, Inc.	248,640
3,300	Public Storage	480,348
6,000	The Allstate Corporation	223,680
8,000	The Travelers Companies, Inc.	517,920
3,750	Torchmark Corporation	191,925
29,000	U.S. Bancorp	968,890
32,000	Wells Fargo & Company	1,088,960
		7,637,409
Health Care— 11.3%
10,000	Abbott Laboratories	655,400
8,000	AmerisourceBergen Corporation	308,160
5,000	Amgen, Inc.	419,600
3,000	Biogen Idec, Inc.	439,770
21,000	Bristol-Myers Squibb Company	693,210
2,000	DaVita, Inc.	194,540
10,000	Eli Lilly & Company	449,100
6,000	Express Scripts Holding Company(a)	375,720
10,000	Johnson & Johnson	674,300
4,000	McKesson Corporation	348,440
15,000	Merck & Company, Inc.	645,750
11,000	Mylan, Inc.	259,270
62,000	Pfizer, Inc.	1,479,320
7,000	UnitedHealth Group, Inc.	380,100
		7,322,680
Industrials— 7.0%
6,500	Boeing Company	464,100
3,000	Caterpillar, Inc.	255,990
15,000	CSX Corporation	336,900
2,000	Cummins, Inc.	194,220
52,000	General Electric Company	1,076,920
5,000	Honeywell International, Inc.	292,250
3,000	Lockheed Martin Corporation	273,420
3,000	Northrop Grumman Corporation	200,670
2,000	Snap-on, Inc.	138,840
7,000	Textron, Inc.	187,040
5,000	Union Pacific Corporation	607,200
4,000	United Parcel Service, Inc., Class B	295,240
1,000	W.W. Grainger, Inc.	205,960
		4,528,750
Information Technology— 20.5%
5,000	Accenture, Class A	308,000
3,000	Analog Devices, Inc.	119,220
4,820	Apple, Inc.	3,206,457
6,000	CA, Inc.	156,180

See notes to Schedule of Portfolio Investments.

Performance Funds Trust

The Large Cap Equity Fund

Schedule of Portfolio Investments (continued)

August 31, 2012

(Unaudited)

Shares	Security Description	Value
Common Stocks— (continued)
Information Technology— (continued)
18,000	Cisco Systems, Inc.	$343,440
13,000	eBay, Inc.(a)	617,110
11,000	EMC Corporation(a)	289,190
5,000	Fiserv, Inc.	356,550
1,000	Google, Inc., Class A(a)	685,090
41,000	Intel Corporation	1,018,030
10,900	International Business Machines Corporation	2,123,865
7,000	Jabil Circuit, Inc.	159,460
3,000	KLA-Tencor Corporation	153,930
800	MasterCard, Inc., Class A	338,320
47,000	Microsoft Corporation	1,448,540
5,000	Motorola Solutions, Inc.	238,300
13,000	Oracle Corporation	411,450
13,000	QUALCOMM, Inc.	798,980
5,000	Seagate Technology PLC	160,050
9,000	Teradyne, Inc.(a)	140,580
4,000	Tyco International, Ltd.	225,520
		13,298,262
Materials— 4.4%
6,000	Ball Corporation	253,020
1,700	CF Industries Holdings, Inc.	351,917
8,000	E.I. du Pont de Nemours and Company	398,000
4,000	Eastman Chemical Company	221,040
6,000	FMC Corporation	325,920
10,000	International Paper Company	345,600
3,000	Monsanto Company	261,330
2,500	PPG Industries, Inc.	275,050
3,000	Sigma-Aldrich Corporation	213,090
7,000	The Dow Chemical Company	205,170
		2,850,137
Telecommunication Services— 3.3%
28,000	AT&T, Inc.	1,025,920
10,000	CenturyTel, Inc.	422,600
16,000	Verizon Communications, Inc.	687,040
		2,135,560
Utilities— 2.5%
12,000	CMS Energy Corporation	276,840
4,000	NextEra Energy, Inc.	269,240
9,000	NiSource, Inc.	219,060
4,000	Northeast Utilities	150,680
4,000	SCANA Corporation	189,440
3,000	Sempra Energy	198,600
7,000	Southern Company	317,310
		1,621,170
Total Common Stocks		62,753,525

Investment Companies — 1.4%
883,988	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	883,988

Total Investment Companies		883,988

Total Investments(Cost $49,564,714) — 98.3%		63,637,513

Other assets in excess of liabilities — 1.7%		1,094,195

NET ASSETS — 100.0%		$64,731,708

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at August 31, 2012.
PLC	Public Liability Co.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust

The Mid Cap Equity Fund

Schedule of Portfolio Investments

August 31, 2012

(Unaudited)

Shares	Security Description	Value
Common Stocks — 98.3%
Consumer Discretionary — 18.1%
10,000	Aaron's, Inc.	$298,700
4,000	Advance Auto Parts, Inc.	284,480
12,000	American Eagle Outfitters	266,880
6,000	ANN, Inc.(a)	213,480
17,000	Ascena Retail Group, Inc.	336,600
5,000	Bob Evans Farms, Inc.	196,700
16,000	Brinker International, Inc.	551,360
11,000	Cinemark Holdings, Inc.	257,620
9,500	Dick's Sporting Goods, Inc.	472,720
4,000	Dollar Tree, Inc.	192,680
17,000	Foot Locker, Inc.	587,690
13,000	LKQ Corporation	490,620
4,000	Panera Bread Company, Class A	619,600
10,000	PetSmart, Inc.	709,200
6,000	PVH Corporation	563,400
10,000	Rent-A-Center, Inc.	352,800
4,000	Scholastic Corporation	122,200
25,000	Service Corporation International	326,000
6,000	Signet Jewelers, Ltd.	275,160
8,000	The Cheesecake Factory, Inc.	265,680
7,000	Tractor Supply Company	668,360
5,000	Tupperware Brands Corporation	267,400
13,000	Williams-Sonoma, Inc.	533,260
		8,852,590

Consumer Staples — 2.3%
13,000	Church & Dwight Company, Inc.	711,620
8,000	Ingredion, Inc.	430,640
		1,142,260
Energy — 5.4%
5,000	Atwood Oceanics, Inc.	231,400
9,000	Helix Energy Solutions Group, Inc.(a)	158,580
15,000	HollyFrontier Corporation	604,350
14,000	Oceaneering International, Inc.	749,560
6,000	Oil States International, Inc.(a)	469,440
10,000	Plains Exploration & Production Company	393,200
		2,606,530
Financials — 21.3%
6,500	Affiliated Managers Group, Inc.	764,530
4,500	Alexandria Real Estate Equities, Inc.	332,550
15,000	American Financial Group, Inc.	563,400
8,500	BRE Properties, Inc.	424,320
6,000	Camden Property Trust	416,580
10,000	Commerce Bancshares, Inc.	402,300
16,000	East West Bancorp, Inc.	351,040
4,500	Everest Re Group, Ltd.	466,470
2,000	Federal Realty Investment Trust	215,820
25,000	Fidelity National Financial, Inc., Class A	471,000
8,000	First American Financial Corporation	154,160
12,000	HCC Insurance Holdings, Inc.	396,960
8,000	Liberty Property Trust	295,040
4,000	MSCI, Inc., Class A	140,320
9,000	Protective Life Corporation	254,250
10,000	Raymond James Financial, Inc.	352,000
18,000	Rayonier, Inc.	881,820
6,000	Realty Income Corporation	252,780
4,000	Reinsurance Group of America, Inc.	234,960
4,000	Signature Bank	258,520
4,500	SL Green Realty Corporation	362,700
5,000	SVB Financial Group	289,950
6,000	Taubman Centers, Inc.	480,120
12,000	The Macerich Company	714,840
14,000	UDR, Inc.	353,500
15,000	W.R. Berkley Corporation	560,700
		10,390,630
Health Care — 8.3%
11,000	Henry Schein, Inc.	844,910
8,000	IDEXX Laboratories, Inc.(a)	760,480
6,000	LifePoint Hospitals, Inc.(a)	242,520
4,500	Mettler-Toledo International, Inc.(a)	742,995
9,000	ResMed, Inc.	338,130
2,000	The Cooper Companies, Inc.	167,700
11,000	Universal Health Services, Inc., Class B	439,450
4,000	Vertex Pharmaceuticals, Inc.(a)	213,320
5,000	WellCare Health Plans, Inc.	283,450
		4,032,955
Industrials — 17.4%
9,000	AGCO Corporation(a)	378,810
14,000	Alaska Air Group, Inc.	469,700
27,000	AMETEK, Inc.	926,370
14,000	Arrow Electronics, Inc.	507,500
9,000	BE Aerospace, Inc.	362,340
9,500	Carlisle Companies, Inc.	497,230
16,000	Donaldson Company, Inc.	564,640
6,000	Hubbell, Inc., Class B	484,920
11,000	J.B. Hunt Transport Services, Inc.	576,840
8,000	Kansas City Southern	618,640
9,000	Lincoln Electric Holdings, Inc.	371,250
5,000	MSC Industrial Direct Company, Inc., Class A	346,500
6,000	Polaris Industries, Inc.	451,140
5,000	The Corporate Executive Board Company	232,800
6,000	Towers Watson & Company, Class A	325,920
6,000	Triumph Group, Inc.	356,580
5,000	United Rentals, Inc.(a)	161,550
2,500	Valmont Industries, Inc.	316,875
7,000	Wabtec Corporation	546,980
		8,496,585
Information Technology — 11.9%
7,000	Alliance Data Systems Corporation(a)	963,550
9,000	ANSYS, Inc.	627,300
9,000	Avnet, Inc.	289,890
5,000	Diebold, Inc.	162,900
3,000	FactSet Research Systems, Inc.	276,810
4,000	Fair Isaac Corporation	170,840
8,000	Gartner, Inc.	395,120
8,000	Mentor Graphics Corporation	132,240
4,000	MICROS Systems, Inc.	202,640
21,000	NCR Corporation(a)	470,190
6,500	Plantronics, Inc.	231,790
5,000	Rackspace Hosting, Inc.(a)	299,900
7,000	Skyworks Solutions, Inc.	213,220
15,000	Synopsys, Inc.	495,450
6,000	Tech Data Corporation(a)	291,480
11,000	TIBCO Software, Inc.	329,120

See notes to Schedule of Portfolio Investments.

Performance Funds Trust

The Mid Cap Equity Fund

Schedule of Portfolio Investments (continued)

August 31, 2012

(Unaudited)

Shares	Security Description	Value
Common Stocks— (continued)
Information Technology— (continued)
4,000	Wright Express Corporation	$263,360
		5,815,800
Materials — 7.4%
9,000	Albemarle Corporation	492,570
9,000	Ashland, Inc.	662,670
6,000	Cytec Industries, Inc.	410,820
2,000	NewMarket Corporation	492,240
7,000	Packaging Corporation of America	224,140
6,000	Rock-Tenn Company, Class A	400,620
8,000	RPM International, Inc.	219,280
4,000	Sensient Technologies Corporation	143,400
8,500	Silgan Holdings, Inc.	356,405
4,000	The Valspar Corporation	213,360
		3,615,505
Telecommunication Services — 1.0%
20,000	TW Telecom, Inc.(a)	503,000

Utilities — 5.2%
11,000	Alliant Energy Corporation	484,880
6,000	Cleco Corporation	245,580
7,000	Northeast Utilities	263,690
14,000	NV Energy, Inc.	245,560
14,000	OGE Energy Corporation	756,700
7,000	PNM Resources, Inc.	143,990
21,000	Questar Corporation	414,750
		2,555,150
Total Common Stocks		48,011,005

Investment Companies — 1.6%
765,000	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	765,000

Total Investment Companies		765,000

Total Investments(Cost $36,651,137) — 99.9%		48,776,005

Other assets in excess of liabilities — 0.1%		31,982

NET ASSETS — 100.0%		$48,807,987

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at August 31, 2012.

See notes to Schedule of Portfolio Investments.

Performance Funds Trust

The Leaders Equity Fund

Schedule of Portfolio Investments

August 31, 2012

(Unaudited)

Shares	Security Description	Value
Common Stocks—96.7%
Consumer Discretionary— 30.3%
19,000	CBS Corporation, Class B	$690,460
18,000	Dollar Tree, Inc.	867,060
17,000	HSN, Inc.	765,510
23,000	Lennar Corporation, Class A	745,890
20,000	LKQ Corporation	754,800
12,000	PetSmart, Inc.	851,040
51,000	Service Corporation International	665,040
8,000	Time Warner Cable, Inc.	710,560
18,000	Under Armour, Inc., Class A	1,047,780
16,000	Wyndham Worldwide Corporation	834,240
		7,932,380
Consumer Staples— 6.5%
10,000	The Hershey Company	718,200
10,000	Whole Foods Market, Inc.	967,500
		1,685,700
Financials— 5.3%
9,000	Taubman Centers, Inc.	720,180
20,000	U.S. Bancorp	668,200
		1,388,380
Health Care— 7.8%
8,000	Amgen, Inc.	671,360
7,000	Edwards Lifesciences Corporation	714,770
6,000	Perrigo Company	659,820
		2,045,950
Industrials— 27.5%
22,500	AMETEK, Inc.	771,975
12,000	Carlisle Companies, Inc.	628,080
12,000	J.B. Hunt Transport Services, Inc.	629,280
10,000	Kansas City Southern	773,300
12,000	Polaris Industries, Inc.	902,280
7,000	Roper Industries, Inc.	719,530
10,000	Snap-on, Inc.	694,200
6,000	Union Pacific Corporation	728,640
5,000	Valmont Industries, Inc.	633,750
9,000	Wabtec Corporation	703,260
		7,184,295
Information Technology— 19.3%
7,000	Alliance Data Systems Corporation(a)	963,550
1,700	Apple, Inc.	1,130,908
16,000	eBay, Inc.(a)	759,520
15,000	Gartner, Inc.	740,850
2,000	MasterCard, Inc., Class A	845,800
11,000	Red Hat, Inc.(a)	616,440
		5,057,068
Total Common Stocks		25,293,773

Investment Companies—3.2%
833,657	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	833,657

Total Investment Companies		833,657

Total Investments(Cost $22,010,163) — 99.9%		26,127,430

Other assets in excess of liabilities — 0.1%		29,996

NET ASSETS — 100.0%		$26,157,426

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at August 31, 2012.

See notes to Schedule of Portfolio Investments.

Notes to Schedules of Portfolio Investments

At August 31, 2012, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of securities for federal income purposes were as follows:

	Tax	Tax	Tax	Net Tax Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Securities	Appreciation	Depreciation	(Depreciation)
The Short-Term Government Income Fund	$72,011,024	$302,368	$(10)	$302,358
The Intermediate Term Income Fund	64,525,034	8,762,782	-	8,762,782
The Strategic Dividend Fund	39,619,004	9,698,902	(2,285,034)	7,413,868
The Large Cap Equity Fund	49,566,758	14,328,932	(258,177)	14,070,755
The Mid Cap Equity Fund	36,651,137	12,366,767	(241,899)	12,124,868
The Leaders Equity Fund	22,010,163	4,297,454	(180,187)	4,117,267

Securities Valuation:

The Performance Funds Trust (the “Trust” or collectively, the “Funds” and individually, a “Fund”) record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels below:

• Level 1— quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Bonds and other fixed income securities (including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees (the ‘‘Board’’). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data. These valuations are typically categorized as Level 2 in the fair value hierarchy.

All debt securities, of sufficient credit quality, with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a straight-line basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

The Money Market Fund and U.S Treasury Money Market Fund use the amortized cost method to determine the value of their portfolio securities pursuant to Rule 2a-7 under the 1940 Act. These valuations are typically categorized as Level 2 in the fair value hierarchy.

The value of each equity security is based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the closing bid prices on such exchanges. Securities traded on NASDAQ are valued at the Official Closing Price as reported by NASDAQ. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-ended investment companies are valued at their respective net asset values as reported by such companies. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board. In each of these situations, valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.

For the period ended August 31, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2012, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments for each Fund:

Fund Name	LEVEL 1 - Quoted Prices	LEVEL 2 —Other Significant Observable Inputs	Total

The Money Market Fund
U.S. Government Agency Securities	$-	$286,481,789	$286,481,789
Commercial Paper	-	101,283,469	101,283,469
U.S. Treasury Obligations	-	69,994,452	69,994,452
Repurchase Agreements	-	45,987,578	45,987,578
Total	-	503,747,288	503,747,288
The U.S. Treasury Money Market Fund
U.S. Treasury Obligations	-	100,995,554	100,995,554
Investment Companies	17,808	-	17,808
Total	17,808	100,995,554	101,013,362
The Short Term Government Income Fund
U.S. Government Agency Securities	-	57,139,953	57,139,953
U.S. Treasury Obligations	-	9,980,470	9,980,470
Corporate Bonds	-	4,186,500	4,186,500
Investment Companies	1,006,459	-	1,006,459
Total	1,006,459	71,306,923	72,313,382
The Intermediate Term Income Fund
U.S. Government Agency Securities	-	40,070,957	40,070,957
U.S. Treasury Obligations	-	13,859,580	13,859,580
Corporate Bonds	-	18,756,554	18,756,554
Investment Companies	600,725	-	600,725
Total	600,725	72,687,091	73,287,816
The Strategic Dividend Fund	-
Common Stocks	41,029,593	-	41,029,593
Investment Companies	6,003,279	-	6,003,279
Total	47,032,872	-	47,032,872
The Large Cap Equity Fund
Common Stocks	62,753,525	-	62,753,525
Investment Companies	883,988	-	883,988
Total	63,637,513	-	63,637,513
The Mid Cap Equity Fund
Common Stocks	48,011,005	-	48,011,005
Investment Companies	765,000	-	765,000
Total	48,776,005	-	48,776,005
The Leaders Equity Fund
Common Stocks	25,293,773	-	25,293,773
Investment Companies	833,657	-	833,657
Total	26,127,430	-	26,127,430

The Trust determines that there were no transfers between fair value hierarchy levels at the reporting period end.

Legal and Regulatory Matters

In December 2007, the Mid Cap Equity Fund and Strategic Dividend Fund, as shareholders of Lyondell Chemical Company (‘‘Lyondell’’), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The first action, Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Morgan Stanley & Co., Inc., et al., was initiated on October 22, 2010, in the Supreme Court of the State of New York in the County of New York but has subsequently been removed to the U.S. Bankruptcy Court for the Southern District of New York. The second action, Edward S. Weisfelner, as Trustee of the LB Litigation Trust v. A Holmes & H Holmes TTEE, et al., was initiated on December 23, 2010, in the U.S. Bankruptcy Court for the Southern District of New York. Both actions attempt to recover the proceeds paid out to the holders of Lyondell shares at the time of the 2007 merger.

The value of the proceeds received by the Mid Cap Equity Fund and Strategic Dividend Fund is approximately $1,728,000 and $804,480, respectively. The Funds cannot predict the outcome of these proceeding. The complaints, however, allege no misconduct by the Funds. Trustmark National Bank has agreed to indemnify the Trust, each series of the Trust and each Trustee of the Trust against any liabilities, costs or expenses (including all reasonable attorneys fees, and all penalties, fines or amounts paid in settlement, and all other liabilities of any nature whatsoever, whether accrued, absolute, contingent or otherwise) incurred by the Trust, each series of the Trust and each Trustee of the Trust arising out of any claim, action, suit, investigation or proceeding (including, without limitation, all actual or threatened claims, actions, suits, investigations, examinations, or proceedings, whether civil criminal, regulatory or otherwise and including all appeals) asserted in connection with or arising out of the receipt of proceeds from the 2007 merger of Lyondell by any series of the Trust.

Affiliated Transactions:

A summary of each Fund’s investment in an affiliated money market fund (The Money Market Fund, Institutional Class Shares) for the period ended August 31, 2012 is noted below:

Fund	Fair Value 5/31/12	Purchases	Sales	Fair Value 08/31/12	Income
The Short Term Government Income Fund	$1,479,350	$7,129,795	$(7,602,686)	$1,006,459	$75
The Intermediate Term Income Fund	439,907	3,662,650	(3,501,832)	600,725	28
The Strategic Dividend Fund	3,561,186	4,167,526	(3,066,265)	4,662,447	342
The Large Cap Equity Fund	2,024,348	2,305,714	(3,446,074)	883,988	117
The Mid Cap Equity Fund	1,299,019	3,088,215	(3,622,234)	765,000	75
The Leaders Equity Fund	431,941	2,401,063	(1,999,347)	833,657	62

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.
(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Performance Funds Trust

By (Signature and Title)*	/s/ Teresa F. Thornhill
Teresa F. Thornhill, President

Date	October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Teresa F. Thornhill
Teresa F. Thornhill, President

Date	October 26, 2012

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	October 26, 2012